Investment in Partnership (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Feb. 03, 2012	Feb. 03, 2010	Feb. 01, 2010
Investment in Partnership [Abstract]
Investment in partnership						$ 58.6	$ 58.6
Equity method investment, ownership percentage					48.15%		48.15%
Income (Loss) of Equity Investment in Affiiate	$ 0.2	$ 2.9	$ 4.2	$ 2.2